Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Dividends from joint ventures and associates	$ 180	$ 148	$ 209
Proceeds from issue of ordinary shares for initial public offering	$ (750)
iShares MSCI USA ESG Enhanced UCITS ETF
Borrowings
Interest in joint ventures (as a percent)	34.59%	49.00%
CITIC-Prudential Life Insurance Company Limited
Borrowings
Cash advance made	$ 174	$ 174	176
Interest in joint ventures (as a percent)	50.00%	50.00%
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year	$ 3,925	$ 3,933	4,261
Proceeds from non-current borrowings	462	0	0
Redemption of core structural borrowings	0	0	(393)
Foreign exchange movement	65	(15)	58
Other movements	7	7	7
Balance at end of year	$ 4,459	$ 3,925	$ 3,933